Investments (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Schedule Of Equity Method Investments [Line Items]
Revenues	$ 0		$ 320,005	[1]	$ 362,280
Total costs	0		72,910	[1]	700,337
Profit (loss) from operations	0		247,095	[1]	(338,057)
Earnings (loss) attributable to Rediff	$ 0	[2]	$ 84,310	[1],[2]	$ (215,735)	[2]

[1]	Information provided for the period ended October 8, 2012, relates to Imere Technology Private Limited which was sold as on same date.
[2]	Company's share of profit (loss) of the equity method investee has been determined after giving effect to the subsequent amortization on account of fair value adjustments made for the identifiable intangible assets of the equity method investees as at the date of acquisition.